PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	NOTE 8: PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS
8.1 Employees and key management personnel
As of December 31, 2020, 2019 and 2018, ArcelorMittal had approximately 168,000, 191,000 and 209,000 employees, respectively, and the total annual compensation of
ArcelorMittal’s employees in 2020, 2019 and 2018 was as follows:

	Year ended December 31,
Employee Information	2020	2019	2018
Wages and salaries	7,681	8,380	8,176
Defined benefits cost (see note 8.2)	260	201	264
Loss following new labor agreement in the U.S. (see note 8.2)	—	—	15
Other staff expenses	1,405	1,668	2,004
Total	9,346	10,249	10,459
The total annual compensation of ArcelorMittal’s key management personnel, including its Board of Directors, expensed in 2020, 2019 and 2018 was as follows:

	Year ended December 31,
	2020	2019	2018
Base salary and directors fees	7	8	8
Short-term performance-related bonus	3	9	8
Post-employment benefits	1	1	1
Share-based payments	4	—	4
The fair value of the shares allocated based on Restricted Share Unit (“RSU”) and Preference Share Unit (“PSU”) plans to ArcelorMittal’s key management personnel was recorded as an expense in the consolidated statements of operations over the relevant vesting periods.
As of December 31, 2020, 2019 and 2018, ArcelorMittal did not have any outstanding loans or advances to members of its Board of Directors or key management personnel, and, as of December 31, 2020, 2019 and 2018, ArcelorMittal had not given any guarantees for the benefit of any member of its Board of Directors or key management personnel. 8.2 Deferred employee benefits
ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external life insurance or other funds for certain categories of employees. Contributions are paid in return for services rendered by the employees during the period. Contributions are expensed as incurred consistent with the recognition of wages and salaries.
Defined benefit plans are those plans that provide guaranteed benefits to certain categories of employees, either by way of contractual obligations or through a collective agreement. For defined benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension obligation. Remeasurement arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise. Any asset resulting from this calculation is limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative expenses in the consolidated statements of operations. The net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the passage of time, is recognized as part of financing costs net in the consolidated statements of operations.
The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is recognized immediately in the consolidated statements of operations in the period in which it arises.
Termination plans are those plans that primarily correspond to terminating an employee’s contract following the decision of the employee before the normal retirement date. Liabilities for termination plans are recognized when the affected employees have formally been informed and when amounts owed have been determined using an appropriate actuarial calculation. Liabilities relating to long-term termination plans (like early retirement plans) are calculated annually on the basis of the number of employees that have taken or contractually agreed to take early retirement and are discounted using an interest rate that corresponds to that of high quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Provisions for social plans are recorded in connection with voluntary separation plans. Voluntary retirement plans primarily correspond to the practical implementation of social plans or are linked to collective agreements signed with certain categories of employees. The Company recognizes a liability and expense when it can no longer withdraw the offer or, if earlier, when it has a detailed formal plan which has been communicated to employees or their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and sabbatical awards, disability benefits and long-term compensated absences such as sick leave. The amount recognized as a liability is the present value of benefit obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and post-employment benefits, as well as the carrying amount of the related liability/asset on the consolidated statements of financial position are based on a number of assumptions and factors such as discount rates, expected rate of compensation increase, healthcare cost trend rates, mortality rates and retirement rates.
•Discount rates – The discount rate is based on several high quality corporate bond indexes and yield curves in the appropriate jurisdictions. In countries where there is no deep market in such bonds, the market rates on government bonds are used. Nominal interest rates vary worldwide due to exchange rates and local inflation rates.
•Rate of compensation increase – The rate of compensation increase reflects actual experience and the Company’s long-term outlook, including contractually agreed wage rate increases for represented hourly employees.
•Healthcare cost trend rate – The healthcare cost trend rate is based on historical retiree cost data, near-term healthcare outlook, including appropriate cost control measures implemented by the Company, and industry benchmarks and surveys.
•Mortality and retirement rates – Mortality and retirement rates are based on actual and projected plan experience.
Statements of Financial Position
Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2020	2019
Pension plan benefits	3,000	3,289
Other post-employment benefits and other long-term employee benefits ("OPEB")	1,432	3,792
Termination benefits	173	198
Defined benefit liabilities	4,605	7,279
Provisions for social plans (non-current)	51	64
Total	4,656	7,343
This note, including the table above, discloses the following benefit categories:
•pension plan benefits are pension plans and lump sum benefits that are classified under post employment benefits as required by IAS 19 which are not mandatory by law;
•other post employment and other long-term employee benefits, also referred to as, OPEB which includes all other post employment benefits as defined in IAS 19 (e.g. lump sum benefits which are mandatory by law, medical insurance and life insurance) together with all other long-term employee benefits as defined in IAS 19;
•termination benefits, which relate to provisions for long term termination benefits as defined in IAS 19 (e.g. early retirement benefits); and
•provisions for social plans (non-current) which relate to provisions for social plans in restructuring provisions as required by IAS 37.
The provisions for termination benefits mainly relate to European countries (Belgium, Spain, Germany and Luxembourg).
On December 9, 2020, following the sale of ArcelorMittal USA (see note 2.3.1), the Company derecognized all of ArcelorMittal's USA pension and OPEB liabilities net of plan assets in the amount of 3,243. The Company continues to present below the corresponding changes in pension and OPEB defined benefit obligation, plan assets and the components of net periodic pension and OPEB cost in 2020 for the United States.
Pension plans
This section includes post employment benefits that are pension plan and lump sum benefits which are not mandatory by law. A summary of the significant defined benefit pension plans is as follows:
Canada
The primary pension plans are those of ArcelorMittal Dofasco, AMMC and ArcelorMittal Long Products Canada.
The ArcelorMittal Dofasco pension plan is a hybrid plan providing the benefits of both a defined benefit and defined contribution pension plan. The defined contribution component is financed by both employer and employee contributions. The employer’s defined contribution is based on a percentage of company profits. The defined benefit pension plan was closed for new hires on December 31, 2010 and replaced by a new defined contribution pension plan with contributions related to age, service and earnings.
At the end of 2012, ArcelorMittal Dofasco froze and capped benefits for the majority of its hourly and salaried employees who were still accruing service under the defined benefit plan and began transitioning these employees to the new defined contribution pension plan for future pension benefits.
The AMMC defined benefit plan provides salary related benefit for non-union employees and a flat dollar pension depending on an employee’s length of service for union employees. This plan was closed for new non-union hires on December 31, 2009 and replaced by a defined contribution pension plan with contributions related to age and service. Effective January 1, 2015, AMMC implemented a plan to transition its non-union employees who were still benefiting under the defined benefit plan to a defined contribution pension plan. Transition dates can extend up to January 1, 2025 depending on the age and service of each member.
ArcelorMittal Long Products Canada sponsors several defined benefit and defined contribution pension plans for its various groups of employees, with most defined benefit plans closed to new entrants several years ago. The primary defined benefit pension plan sponsored by ArcelorMittal Long Products Canada provides certain unionized employees with a flat dollar pension depending on an employee’s length of service.
ArcelorMittal Long Products Canada entered into a 6 years collective labor agreement during the third quarter of 2014 with its Contrecoeur-West union group. The defined benefit plan was closed to new hires. A new defined contribution type arrangement was established for new hires. This collective labor agreement was renewed during the third quarter of 2020 for 6 years under similar conditions.
In 2020, ArcelorMittal Long Products Canada entered into a buy-in transaction for some of its fully funded pension plans representing 112 in liabilities.
Brazil
The primary defined benefit plans, financed through trust funds, have been closed to new entrants. Brazilian entities have all established defined contribution plans that are financed by employer and employee contributions. On December 28, 2018, the Brazilian Autarchy that oversees pension funds called PREVIC (Complementary Pension National Superintendence) approved a planned settlement of the major defined benefit plans. The transaction was completed in 2019 and reduced the defined benefit obligation by 169 and fair value of the plan asset by 143. The settlement gain of 26 was recognized in cost of sales and selling, general and administrative expenses.
Europe
Certain European operating subsidiaries maintain primarily unfunded defined benefit pension plans for a certain number of employees. Benefits are based on such employees’ length of service and applicable pension table under the terms of individual agreements. Some of these unfunded plans have been closed to new entrants and replaced by defined contribution pension plans for active members financed by employer and employee contributions.
As from December 2015 new Belgian legislation modifies the minimum guaranteed rates of return applicable to Belgian defined contribution plans. For insured plans, the rates of 3.25% on employer contributions and 3.75% on employee contributions will continue to apply to the accumulated pre-2016 contributions. For contributions paid as from January 1, 2016, a new variable minimum guaranteed rate of return applies. From 2016 through 2020, the minimum guaranteed rate of return was 1.75% and this is also the best estimate for 2021. Due to the statutory minimum guaranteed return, Belgian defined contribution plans do not meet the definition of defined contribution plans under IFRS. Therefore, the Belgian defined contribution plans are classified as defined benefit plans.
Others
A very limited number of defined benefit plans are in place in other countries (such as Mexico, Kazakhstan, Ukraine and Morocco).
The majority of the funded defined benefit pension plans described earlier provide benefit payments from trustee-administered funds. ArcelorMittal also sponsors a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. Plan assets held in trusts are legally separated from the Company and are governed by local regulations and practice in each country, as is the nature of the relationship between the Company and the governing bodies and their composition. In general terms, governing bodies are required by law to act in the best interest of the plan members and are responsible for certain tasks related to the plan (e.g. setting the plan's investment policy).
In case of the funded pension plans, the investment positions are generally managed within an asset-liability matching ("ALM") framework that has been developed to achieve long-term investments that are in line with the obligations of the pension plans.
A long-term investment strategy has been set for ArcelorMittal’s major funded pension plans, with its asset allocation comprising of a mixture of equity securities, fixed income securities, real estate and other appropriate assets. This recognizes that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, in particular, that investments are adequately diversified.
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2020
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,629	3,505	3,360	664	2,830	270
Current service cost	129	28	25	—	64	12
Interest cost on DBO	279	95	96	36	29	23
Past service cost - Plan amendments	8	1	3	—	4	—
Past service cost - Curtailments	2	2	—	—	—	—
Plan participants’ contribution	1	—	—	—	1	—
Actuarial (gain) loss	705	237	250	(3)	185	36
Demographic assumptions	(32)	(32)	—	—	—	—
Financial assumptions	795	286	276	5	214	14
Experience adjustment	(58)	(17)	(26)	(8)	(29)	22
Benefits paid	(693)	(279)	(206)	(32)	(149)	(27)
Divestments (note 2.3.1)	(3,550)	(3,550)	—	—	—	—
Foreign currency exchange rate differences and other movements	94	—	62	(148)	209	(29)
Benefit obligation at end of the period	7,604	39	3,590	517	3,173	285

Change in plan assets
Fair value of plan assets at beginning of the period	7,395	2,881	3,021	576	917	—
Interest income on plan assets	192	69	84	31	8	—
Return on plan assets greater/(less) than discount rate	444	209	188	(12)	59	—
Employer contribution	64	2	21	1	40	—
Plan participants’ contribution	1	—	—	—	1	—
Plan amendments	2	2	—	—	—	—
Benefits paid	(579)	(276)	(205)	(32)	(66)	—
Divestments (note 2.3.1)	(2,842)	(2,842)	—	—	—	—
Foreign currency exchange rate differences and other movements	(23)	—	58	(129)	48	—
Fair value of plan assets at end of the period	4,654	45	3,167	435	1,007	—

Present value of the wholly or partly funded obligation	(5,831)	(37)	(3,575)	(517)	(1,702)	—
Fair value of plan assets	4,654	45	3,167	435	1,007	—
Net present value of the wholly or partly funded obligation	(1,177)	8	(408)	(82)	(695)	—
Present value of the unfunded obligation	(1,773)	(2)	(15)	—	(1,471)	(285)
Prepaid due to unrecoverable surpluses	(27)	—	(23)	(1)	(3)	—
Net amount recognized	(2,977)	6	(446)	(83)	(2,169)	(285)

Net assets related to funded obligations	23	8	11	—	4	—
Recognized liabilities	(3,000)	(2)	(457)	(83)	(2,173)	(285)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(30)	—	(25)	(2)	(3)	—
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	4	—	3	1	—	—
Unrecoverable surplus at end of the period	(27)	—	(23)	(1)	(3)	—

	Year ended December 31, 2019
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	9,872	3,266	3,001	724	2,716	165
Current service cost	114	26	21	—	58	9
Interest cost on DBO	367	130	110	58	47	22
Past service cost - Plan amendments	4	—	—	2	2	—
Plan participants’ contribution	2	—	—	—	2	—
Settlements	(172)	—	—	(169)	(3)	—
Actuarial (gain) loss	1,001	342	277	121	176	85
Demographic assumptions	16	2	43	—	(29)	—
Financial assumptions	949	334	213	138	209	55
Experience adjustment	36	6	21	(17)	(4)	30
Benefits paid	(652)	(261)	(201)	(42)	(127)	(21)
Foreign currency exchange rate differences and other movements	93	2	152	(30)	(41)	10
Benefit obligation at end of the period	10,629	3,505	3,360	664	2,830	270

Change in plan assets
Fair value of plan assets at beginning of the period	6,877	2,676	2,664	655	882	—
Interest income on plan assets	256	95	92	54	15	—
Return on plan assets greater than discount rate	808	360	305	79	64	—
Employer contribution	77	7	27	2	41	—
Plan participants’ contribution	2	—	—	—	2	—
Settlements	(146)	—	—	(143)	(3)	—
Benefits paid	(541)	(257)	(200)	(42)	(42)	—
Foreign currency exchange rate differences and other movements	62	—	133	(29)	(42)	—
Fair value of plan assets at end of the period	7,395	2,881	3,021	576	917	—

Present value of the wholly or partly funded obligation	(9,012)	(3,476)	(3,345)	(663)	(1,528)	—
Fair value of plan assets	7,395	2,881	3,021	576	917	—
Net present value of the wholly or partly funded obligation	(1,617)	(595)	(324)	(87)	(611)	—
Present value of the unfunded obligation	(1,617)	(29)	(15)	(1)	(1,302)	(270)
Prepaid due to unrecoverable surpluses	(30)	—	(25)	(2)	(3)	—
Net amount recognized	(3,264)	(624)	(364)	(90)	(1,916)	(270)

Net assets related to funded obligations	25	8	13	—	4	—
Recognized liabilities	(3,289)	(632)	(377)	(90)	(1,920)	(270)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	—	(21)	(3)	(3)	—
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	(1)	—	(2)	1	—	—
Exchange rates changes	(1)	—	(1)	—	—	—
Unrecoverable surplus at end of the period	(30)	—	(25)	(2)	(3)	—
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2020
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	129	28	25	—	64	12
Past service cost - Plan amendments	6	(1)	3	—	4	—
Past service cost - Curtailments	2	2	—	—	—	—
Net interest cost/(income) on net DB liability/(asset)	88	26	13	5	21	23
Total	225	55	41	5	89	35

	Year ended December 31, 2019
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	114	26	21	—	58	9
Past service cost - Plan amendments	4	—	—	2	2	—
Past service cost - Settlements	(26)	—	—	(26)	—	—
Net interest cost/(income) on net DB liability/(asset)	112	35	19	4	32	22
Total	204	61	40	(20)	92	31

	Year ended December 31, 2018
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	136	31	25	3	68	9
Past service cost - Plan amendments	25	25	—	—	—	—
Past service cost - Settlements	2	—	2	—	—	—
Cost of termination benefits	6	—	—	—	6	—
Net interest cost/(income) on net DB liability/(asset)	94	28	14	5	27	20
Total	263	84	41	8	101	29
Other post-employment benefits and other long-term employee benefits ("OPEB")
This section includes post employment employees benefits that are not disclosed above (i.e. includes lump sum benefits which are mandatory by law, medical insurance and life insurance). In addition, this section includes all other long-term employee benefits.
ArcelorMittal’s principal operating subsidiaries in Canada, Europe and certain other countries, provide other post employment benefits and other long-term employee benefits, including medical benefits and life insurance benefits, work medals and retirement indemnity plans, to employees and retirees.

Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2020
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,294	2,976	688	546	84
Current service cost	85	44	10	27	4
Interest cost on DBO	122	91	19	7	5
Past service cost - Plan amendments	(1)	—	(1)	—	—
Past service cost - Curtailments	3	3	—	—	—
Plan participants’ contribution	23	23	—	—	—
Actuarial (gain) loss	113	46	41	26	—
Demographic assumptions	(39)	(39)	—	—	—
Financial assumptions	266	170	54	37	5
Experience adjustment	(114)	(85)	(13)	(11)	(5)
Benefits paid	(208)	(131)	(30)	(37)	(10)
Divestments (note 2.3.1)	(3,024)	(3,024)	—	—	—
Foreign currency exchange rate differences and other movements	31	—	15	21	(5)
Benefit obligation at end of the period	1,438	28	742	590	78

Change in plan assets
Fair value of plan assets at beginning of the period	502	496	—	6	—
Interest income on plan assets	12	12	—	—	—
Return on plan assets greater than discount rate	11	11	—	—	—
Employer contribution	(32)	(32)	—	—	—
Plan participants’ contribution	23	23	—	—	—
Benefits paid	(22)	(21)	—	(1)	—
Divestments (note 2.3.1)	(489)	(489)	—	—	—
Foreign currency exchange rate differences and other movements	1	—	—	1	—
Fair value of plan assets at end of the period	6	—	—	6	—

Present value of the wholly or partly funded obligation	(34)	—	—	(34)	—
Fair value of plan assets	6	—	—	6	—
Net present value of the wholly or partly funded obligation	(28)	—	—	(28)	—
Present value of the unfunded obligation	(1,404)	(28)	(742)	(556)	(78)
Net amount recognized	(1,432)	(28)	(742)	(584)	(78)

	Year ended December 31, 2019
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,098	2,907	591	531	69
Current service cost	80	40	9	28	3
Interest cost on DBO	163	124	22	11	6
Plan participants’ contribution	29	29	—	—	—
Actuarial (gain) loss	129	29	67	26	7
Demographic assumptions	4	(11)	15	—	—
Financial assumptions	256	169	53	25	9
Experience adjustment	(131)	(129)	(1)	1	(2)
Benefits paid	(242)	(170)	(31)	(37)	(4)
Foreign currency exchange rate differences and other movements	37	17	30	(13)	3
Benefit obligation at end of the period	4,294	2,976	688	546	84

Change in plan assets
Fair value of plan assets at beginning of the period	498	491	—	7	—
Interest income on plan assets	20	20	—	—	—
Return on plan assets greater than discount rate	37	37	—	—	—
Employer contribution	(25)	(25)	—	—	—
Plan participants’ contribution	29	29	—	—	—
Benefits paid	(57)	(56)	—	(1)	—
Fair value of plan assets at end of the period	502	496	—	6	—

Present value of the wholly or partly funded obligation	(575)	(531)	—	(44)	—
Fair value of plan assets	502	496	—	6	—
Net present value of the wholly or partly funded obligation	(73)	(35)	—	(38)	—
Present value of the unfunded obligation	(3,719)	(2,445)	(688)	(502)	(84)
Net amount recognized	(3,792)	(2,480)	(688)	(540)	(84)
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2020
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	85	44	10	27	4
Past service cost - Plan amendments	(1)	—	(1)	—	—
Past service cost - Curtailments	3	3	—	—	—
Net interest cost/(income) on net DB liability/(asset)	110	79	19	7	5
Actuarial losses recognized during the year	8	—	—	8	—
Total	205	126	28	42	9

	Year ended December 31, 2019
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	80	40	9	28	3
Net interest cost/(income) on net DB liability/(asset)	143	104	22	11	6
Actuarial losses recognized during the year	8	—	—	8	—
Total	231	144	31	47	9

	Year ended December 31, 2018
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	85	49	10	25	1
Past service cost - Plan amendments	(13)	(10)	(1)	(2)	—
Past service cost - Curtailments	(2)	—	—	(2)	—
Net interest cost/(income) on net DB liability/(asset)	138	103	21	12	2
Actuarial losses recognized during the year	7	—	—	7	—
Total	215	142	30	40	3
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2020	2019	2018
Net periodic pension cost	225	204	263
Net periodic OPEB cost	205	231	215
Total	430	435	478

Cost of sales	189	142	212
Selling, general and administrative expenses	34	30	34
Financing costs - net	207	263	232
Total	430	435	478
Plan Assets
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2020
	Canada	Brazil	Europe
Equity Securities	47%	6%	1%
- Asset classes that have a quoted market price in an active market	39%	3%	1%
- Asset classes that do not have a quoted market price in an active market	8%	3%	—
Fixed Income Securities (including cash)	46%	77%	72%
- Asset classes that have a quoted market price in an active market	42%	77%	72%
- Asset classes that do not have a quoted market price in an active market	4%	—	—
Real Estate	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	1%	—
- Asset classes that do not have a quoted market price in an active market	6%	—	—
Other	1%	16%	27%
- Asset classes that have a quoted market price in an active market	—	16%	5%
- Asset classes that do not have a quoted market price in an active market	1%	—	22%	'[1]
Total	100%	100%	100%

	December 31, 2019
	United States	Canada	Brazil	Europe
Equity Securities	40%	44%	6%	2%
- Asset classes that have a quoted market price in an active market	13%	34%	6%	2%
- Asset classes that do not have a quoted market price in an active market	27%	10%	—	—
Fixed Income Securities (including cash)	43%	48%	88%	73%
- Asset classes that have a quoted market price in an active market	—	42%	88%	73%
- Asset classes that do not have a quoted market price in an active market	43%	6%	—	—
Real Estate	3%	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	1%	—
- Asset classes that do not have a quoted market price in an active market	3%	6%	—	—
Other	14%	2%	5%	25%
- Asset classes that have a quoted market price in an active market	5%	—	5%	5%
- Asset classes that do not have a quoted market price in an active market	9%	2%	—	20%	'[1]
Total	100%	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium.

These assets do not include direct investments in ArcelorMittal stock or ArcelorMittal bonds. These assets may include ArcelorMittal shares or bonds held by mutual fund investments. The invested assets produced an actual return of 659 and 1,121 in 2020 and 2019, respectively.
The Finance and Retirement Committees of the Boards of Directors for the respective operating subsidiaries have general supervisory authority over the respective trust funds. These committees have usually established asset allocation targets for the period as described below. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within control ranges agreed upon.

	December 31, 2020
	Canada	Brazil	Europe
Equity Securities	43%	5%	3%
Fixed Income Securities (including cash)	47%	78%	70%
Real Estate	5%	1%	—
Other	5%	16%	27%	'[1]
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium.

Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2020	2019	2018	2020	2019	2018
Discount rate
Range	0.50% - 10.00%	1.00% - 10.50%	1.75% - 16.00%	0.50% - 6.20%	1.00% - 7.25%	1.75% - 9.50%
Weighted average	2.13%	2.90%	3.80%	1.84%	3.06%	3.98%
Rate of compensation increase
Range	1.72% - 10.00%	1.90% - 10.00%	2.00% - 10.00%	1.30% - 4.80%	1.60% - 4.80%	2.00% - 4.80%
Weighted average	2.71%	2.80%	2.85%	2.85%	2.95%	3.24%

	Other Post-employment Benefits
	2020	2019	2018
Healthcare cost trend rate assumed
Range	1.40% - 4.50%	1.80% - 5.00%	1.80% - 8.00%
Weighted average	3.94%	4.42%	4.46%
Cash contributions and maturity profile of the plans
In 2021, the Company expects its cash contributions to amount to 172 for pension plans, 71 for other post-employment benefits plans and 79 for defined contribution plans. Cash contributions to defined contribution plans and to United States multi-employer plans sponsored by the Company, were respectively 88 and 65 until December 9, 2020, date of sale of ArcelorMittal USA (see note 2.3.1).
At December 31, 2020, the weighted average duration of the liabilities related to the pension and other post-employment benefits plans were 13 years (2019: 12 years) and 13 years (2019: 15 years), respectively.
Risks associated with defined benefit plans
Through its defined benefit pension plans and OPEB plans, ArcelorMittal is exposed to a number of risks, the most significant of which are detailed below:
Changes in bond yields
A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
Asset volatility
The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit. In most countries with funded plans, plan assets hold a significant portion of equities, which are expected to outperform corporate bonds in the long-term but contribute to volatility and risk in the short-term. As the plans mature, ArcelorMittal intends to reduce the level of investment risk by investing more in assets that better match the liabilities. However, ArcelorMittal believes that due to the long-term nature of the plan liabilities, a level of continuing equity investment is an appropriate element of a long-term strategy to manage the plans efficiently.
Life expectancy
Most plans provide benefits for the life of the covered members, so increases in life expectancy will result in an increase in the plans’ benefit obligations.
Assumptions regarding future mortality rates have been set considering published statistics and, where possible, ArcelorMittal’s own experience.
The current longevities at retirement underlying the values of the defined benefit obligation were approximately 23 years.
Healthcare cost trend rate
The majority of the OPEB plans’ benefit obligations are linked to the change in the cost of various health care components.
Future healthcare cost will vary based on several factors including price inflation, utilization rate, technology advances, cost shifting and cost containing mechanisms. A higher healthcare cost trend would lead to higher OPEB plan benefit obligations.
Sensitivity analysis
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2020, the defined benefit obligation for pension plans was 7,604):

	Effect on 2021 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2020 DBO
Change in assumption
100 basis points decrease in discount rate	(38)	1,082
100 basis points increase in discount rate	28	(869)
100 basis points decrease in rate of compensation	(15)	(203)
100 basis points increase in rate of compensation	16	204
1 year increase of the expected life of the beneficiaries	5	213
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2020 the defined benefit obligation for post-employment benefit plans was 1,438):

	Effect on 2021 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2020 DBO
Change in assumption
100 basis points decrease in discount rate	(3)	211
100 basis points increase in discount rate	2	(169)
100 basis points decrease in healthcare cost trend rate	(5)	(93)
100 basis points increase in healthcare cost trend rate	7	117
1 year increase of the expected life of the beneficiaries	1	30
The above sensitivities reflect the effect of changing one assumption at a time. Actual economic factors and conditions often affect multiple assumptions simultaneously, and the effects of changes in key assumptions are not necessarily linear.
8.3 Share-based payments
ArcelorMittal issues equity-settled share-based payments to certain employees, including stock options, RSUs and PSUs. Equity-settled share-based payments are measured at fair value (excluding the effect of non market-based vesting conditions) at the grant date. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a graded vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Where the fair value calculation requires modeling of the Company’s performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer companies. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. For the RSUs and PSUs, the fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line method over the vesting period and adjusted for the effect of non market-based vesting conditions.
Stock Option Plans
Prior to the May 2011 annual general meeting of shareholders ("AGM") adoption of the ArcelorMittal Equity Incentive Plan described below, ArcelorMittal’s equity-based incentive plan took the form of a stock option plan known as the Global Stock Option Plan.
Under the terms of the ArcelorMittal Global Stock Option Plan 2009-2018 (which replaced the ArcelorMittal Shares plan that expired in 2009), ArcelorMittal may grant options to purchase common shares to senior management of ArcelorMittal and its associates for up to 33,333,333 common shares. The exercise price of each option equals not less than the fair market value of ArcelorMittal shares on the grant date, with a maximum term of 10 years. Options are granted at the discretion of ArcelorMittal’s
Appointments, Remuneration, Corporate Governance and Sustainability ("ARCGS") Committee, or its delegate. The options vest either ratably upon each of the first three anniversaries of the grant date, or, in total, upon the death, disability or retirement of the participant.

Grant date	Exercise prices (per option)
August 2010	$91.98
No options were granted during the years ended December 31, 2020, 2019, and 2018. The compensation expense recognized for stock option plans was nil for each of the years ended December 31, 2020, 2019 and 2018.
Option activity with respect to ArcelorMittal Shares and ArcelorMittal Global Stock Option Plan 2009-2018 is summarized below as of and for each of the years ended December 31, 2020, 2019 and 2018:

	Number of Options	Range of Exercise Prices (per option)	Weighted Average Exercise Price (per option)
Outstanding, December 31, 2017	3,284,875	63.42 – 235.32	145.86
Expired	(1,295,500)	63.42 – 235.32	215.77
Outstanding, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Expired	(1,084,985)	91.98 – 109.14	107.29
Outstanding, December 31, 2019	904,390	91.98	91.98
Expired	(904,390)	91.98	91.98
Outstanding, December 31, 2020	—	—	—

Exercisable, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Exercisable, December 31, 2019	904,390	91.98	91.98
Exercisable, December 31, 2020	—	—	—
There were no stock options of the Company outstanding as of December 31, 2020.
Long-Term Incentives: Equity-Based Incentives (Share Unit Plans)
On May 10, 2011, the annual general shareholders' meeting ("AGM") approved the ArcelorMittal Equity Incentive Plan, a new equity-based incentive plan that replaced the Global Stock Option Plan. The ArcelorMittal Equity Incentive Plan is intended to align the interests of the Company’s shareholders and eligible employees by allowing them to participate in the success of the Company. The ArcelorMittal Equity Incentive Plan provides for the grant of RSUs and PSUs to eligible Company employees (including the Executive Officers) and is designed to incentivize employees, improve the Company’s long-term performance and retain key employees.
The maximum number of PSUs (and RSUs) available for grant during any given year is subject to the prior approval of the Company’s shareholders at the AGM. The 2018, 2019 and 2020 Caps for the number of PSUs/RSUs that may be allocated to the CEO Office and other retention and performance based grants below the CEO Office level, were approved at the AGMs on May 9, 2018, May 7, 2019 and June 13, 2020, respectively, at a maximum of 1,500,000 shares, 2,500,000 shares and 4,250,000 shares, respectively.
ArcelorMittal Equity Incentive Plan
RSUs granted under the ArcelorMittal Equity Incentive Plan are designed to provide a retention incentive to eligible employees. RSUs are subject to “cliff vesting” after three years, with 100% of the grant vesting on the third anniversary of the grant contingent upon the continued active employment of the eligible employee within the Company.
In 2020, 316,684 RSUs were granted as a special grant with a one year vesting period to compensate salary reduction in 2020 contingent upon the continued active employment of the eligible employee within the Company until the vesting date i.e. December 14, 2021.
The grant of PSUs under the ArcelorMittal Equity Incentive Plan aims to serve as an effective performance-enhancing scheme based on the employee’s contribution to the eligible achievement of the Company’s strategy. Awards in connection with PSUs are subject to the fulfillment of cumulative performance criteria (such as return on capital employed ("ROCE"), total shareholders return ("TSR"), earnings per share ("EPS") and gap to competition) over a three years period from the date of the PSU grant. The employees eligible to receive PSUs are a sub-set of the group of employees eligible to receive RSUs.
Conditions of the 2020 grant were as follows:

		CEO Office				Other Executive Officers
2020 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target			Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR vs. peer group	100% target 100% vesting
						EPS vs. peer group	100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)	100% target 100% vesting
		Vesting percentage	50%	100%	●	RSUs with a three year vesting period
					●	RSUs with a one year vesting period
Awards made in previous financial years which have not yet reached the end of the vesting period
The Company's Long-Term Incentive Plan for senior management including Executive Officers follows the Company's strategy.
In 2016, in order to ensure achievement of the Action 2020 plan, ArcelorMittal made a special grant (“Special Grant”) to qualifying employees (including the Executive Officers), instead of the standard grant. The value of the Special Grant at grant date is based generally on a specified percentage of the base salary depending on the position of the employee at grant date. The vesting is subject to continued active employment within the ArcelorMittal group and to yearly performance of ROCE targets and other strategic objectives within the business units.
The plans in 2019, 2018, 2017 and 2016 are summarized below:

		CEO Office				Other Executive Officers
2016 Special Grant	●	PSUs with a five year performance period, 50% vesting after three year performance period and 50% after additional two year performance period			●	PSUs with a five year performance period, 50% vesting after three year performance period and 50% after additional two year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●
Performance criteria: ROCE and Gap to competition in some areas one target grant: a share will vest if performance is met at target one overperformance grant: a share will vest if performance exceeds 120%

	●	Value at grant: 150% of base salary for the CEO and the President and CFO			●	Vesting conditions:
	●	Vesting conditions:
			Threshold	Target		Performance	100%	≥120%
		TSR/EPS vs. peer group	100% median	≥120% median		Target award vesting	100%	100%
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Overperformance award (=20% of target award)	—	100%
		Vesting percentage	50%	100%
2017 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●	Performance criteria: TSR and Gap to competition in some areas
	●	Value at grant: 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120%median		TSR vs. peer group	100% median 50% vesting	≥120% median 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%
2018 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%
2019 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%
The following table summarizes the Company’s share unit plans outstanding as of December 31, 2020:

At Grant date						Number of shares issued as of December 31, 2020
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares forfeited	Shares exited
December 14, 2020	RSU	1,074,600	656	December 14, 2023	21.15	1,074,600	—	—
December 14, 2020	RSU	316,684	203	December 14, 2021	21.15	316,684	—	—
December 14, 2020	PSU	714,250	235	January 1, 2024	19.74	714,250	—	—
December 14, 2020	CEO Office	148,422	2	January 1, 2024	18.19	148,422	—	—
December 16, 2019	PSU	1,760,350	517	January 1, 2023	18.57	1,521,900	62,700	175,750
December 16, 2019	CEO Office	172,517	2	January 1, 2023	14.89	172,517	—	—
December 20, 2018	PSU	1,358,750	524	January 1, 2022	21.31	1,075,350	161,150	122,250
December 20, 2018	CEO Office	134,861	2	January 1, 2022	16.58	134,861	—	—
December 20, 2017	PSU	1,081,447	527	January 1, 2021	18.42	781,345	206,932	93,170
December 20, 2017	CEO Office	90,084	2	January 1, 2021	22.85	90,084	—	—
June 30, 2016	PSU	3,472,355	554	January 1, 2021	13.17	2,358,170	847,214	266,971
June 30, 2016	CEO Office	153,268	2	January 1, 2022	16.62	153,268	—	—
Total		10,477,588			$13.17 – $22.85	8,541,451	1,277,996	658,141
The compensation expense recognized for PSUs was 30, nil and 31 for the years ended December 31, 2020, 2019 and 2018.
Share unit plan activity is summarized below as of and for each year ended December 31, 2020, 2019 and 2018:

	RSUs		PSUs
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2017	306,005	11.49	8,596,836	14.83
Granted [1]	—	—	1,577,865	21.32
Exited	(288,721)	11.49	(412,893)	28.98
Forfeited	(17,284)	11.49	(391,348)	16.41
Outstanding, December 31, 2018	—	—	9,370,460	15.34
Granted [2]	—	—	2,018,176	17.96
Exited	—	—	(2,677,011)	13.49
Forfeited	—	—	(1,239,569)	14.25
Outstanding, December 31, 2019	—	—	7,472,056	16.76
Granted	1,391,284	21.15	862,672	19.47
Exited	—	—	(658,141)	16.86
Forfeited	—	—	(526,420)	15.48
Outstanding, December 31, 2020	1,391,284	21.15	7,150,167	17.18
1.Including 56,606 over-performance shares granted for the targets achievement of the PSU grant September 17, 2014 and 27,648 of the GMB PSU grant June 30, 2015.
2.Including 85,309 over-performance shares granted for the targets achievement of the PSU grant December 18, 2015.